UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Convergence Long/Short Equity ETF
CLSE (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the Convergence Long/Short Equity ETF (the “Fund”) for the period of  December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://investcip.com/etfstrategies.html. You can also request this information by contacting us at  1-877-677-9414.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (Annualized)
Convergence Long/Short Equity ETF	$77	1.37%
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$616,027,109
Number of Holdings	341
Portfolio Turnover	127%
WHAT DID THE FUND INVEST IN? (% of net assets as of May 31, 2026)
Sector Breakdown

Manufacturing (38.7%)
Finance and Insurance (7.3%)
Professional, Scientific, and Technical Services (6.0%)
Information (5.5%)
Retail Trade (4.5%)
Construction (2.4%)
Real Estate and Rental and Leasing (2.1%)
Wholesale Trade (1.2%)
Transportation and Warehousing (1.1%)
Cash & Other (31.2%)

Top 10 Issuers	(%)
Alphabet, Inc.	5.1%
NVIDIA Corp.	4.7%
Micron Technology, Inc.	3.8%
Lam Research Corp.	3.1%
Advanced Micro Devices, Inc.	3.0%
Broadcom, Inc.	3.0%
Amazon.com, Inc.	2.7%
Dell Technologies, Inc.	2.2%
Meta Platforms, Inc.	2.1%
Sandisk Corp.	2.0%
Security Breakdown
*	Represents less than 0.05% of net assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://investcip.com/etfstrategies.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-677-9414, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Convergence Long/Short Equity ETF	PAGE 1	TSR-SAR-89834G760

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CONVERGENCE LONG/SHORT EQUITY ETF (CLSE)
Listed on Cboe BZX Exchange, Inc.
Semi-Annual Financial Statements and Additional Information
May 31, 2026 (Unaudited)

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 113.6%
Accommodation — 0.4%
Las Vegas Sands Corp.(a)	47,262	$2,390,039
Administrative and Support Services — 2.0%
Booking Holdings, Inc.(a)	13,285	2,224,307
Bread Financial Holdings, Inc.(a)	56,653	5,046,083
Expedia Group, Inc.(a)	10,009	2,259,932
Millicom International Cellular SA(a)	32,271	2,754,653
		12,284,975
Beverage and Tobacco Product Manufacturing — 0.8%
Altria Group, Inc.(a)	50,880	3,540,230
Coca-Cola Consolidated, Inc.(a)	7,041	1,219,924
		4,760,154
Broadcasting and Content Providers — 1.9%
Roku, Inc.(a)(b)	88,792	11,558,943
Chemical Manufacturing — 5.2%
Albemarle Corp.(a)	11,177	1,971,846
Biogen, Inc.(a)(b)	8,193	1,605,828
Bristol-Myers Squibb Co.(a)	85,571	4,892,950
Catalyst Pharmaceuticals, Inc.(a)(b)	100,958	3,152,918
Incyte Corp.(a)(b)	45,470	4,398,768
Jazz Pharmaceuticals PLC(a)(b)	18,844	4,456,418
Merck & Co., Inc.(a)	37,298	4,428,018
Neurocrine Biosciences, Inc.(a)(b)	27,340	4,327,922
PTC Therapeutics, Inc.(a)(b)	40,620	2,999,787
		32,234,455
Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.6%
American Eagle Outfitters, Inc.(a)	244,142	3,857,444
Computer and Electronic Product Manufacturing — 37.5%(c)
Advanced Micro Devices, Inc.(a)(b)	36,032	18,596,115
Amkor Technology, Inc.(a)	109,143	7,591,987
Apple, Inc.	16,354	5,103,429
Arista Networks, Inc.(a)(b)	51,493	8,211,589
Broadcom, Inc.(a)	41,071	18,349,291
Ciena Corp.(a)(b)	13,133	7,620,161
Cisco Systems, Inc.	90,444	10,891,267
Dell Technologies, Inc. - Class C(a)	32,506	13,682,100
Flex Ltd.(a)(b)	37,663	5,678,827
Fortinet, Inc.(a)(b)	65,411	9,024,756
International Business Machines Corp.(a)	24,722	7,362,212
Jabil, Inc.(a)	22,511	8,206,610
Lam Research Corp.(a)	60,445	19,232,390
Micron Technology, Inc.(a)	23,883	23,190,393
nLight, Inc.(a)(b)	33,947	2,516,152
NVIDIA Corp.(a)	136,198	28,756,846

The accompanying notes are an integral part of these financial statements.

1

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Computer and Electronic Product Manufacturing — (Continued)
Sandisk Corp.(a)(b)	7,240	$12,271,655
Teradata Corp.(a)(b)	206,198	7,021,042
Teradyne, Inc.(a)	12,053	4,511,558
Vertiv Holdings Co. - Class A(a)	9,306	2,937,997
Vicor Corp.(a)(b)	7,329	2,454,042
Western Digital Corp.(a)	14,315	7,604,271
		230,814,690
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 1.3%
Airbnb, Inc. - Class A(a)(b)	18,307	2,440,506
Broadridge Financial Solutions, Inc.(a)	12,556	1,930,108
RingCentral, Inc. - Class A(a)	88,564	3,835,707
		8,206,321
Construction of Buildings — 0.5%
Toll Brothers, Inc.(a)	8,291	1,148,635
Tutor Perini Corp.(a)	24,879	1,778,600
		2,927,235
Couriers and Messengers — 0.8%
FedEx Corp.(a)	5,523	2,274,095
United Parcel Service, Inc. - Class B(a)	22,798	2,432,319
		4,706,414
Credit Intermediation and Related Activities — 6.2%
Bank of America Corp.(a)	97,098	5,010,257
Bank of New York Mellon Corp.(a)	34,577	4,821,071
Citigroup, Inc.(a)	29,444	3,707,000
Northern Trust Corp.(a)	34,182	5,655,412
PNC Financial Services Group, Inc.(a)	16,662	3,684,301
State Street Corp.(a)	37,602	5,852,375
Synchrony Financial(a)	35,157	2,511,616
Wintrust Financial Corp.(a)	23,123	3,473,768
Zions Bancorp NA(a)	59,520	3,717,024
		38,432,824
Electrical Equipment, Appliance, and Component Manufacturing — 0.8%
AZZ, Inc.(a)	15,476	2,097,153
EnerSys(a)	11,608	2,646,276
		4,743,429
Fabricated Metal Product Manufacturing — 1.0%
Mueller Industries, Inc.(a)	30,844	3,966,538
Nucor Corp.(a)	9,654	2,413,500
		6,380,038
Food and Beverage Retailers — 0.1%
Kroger Co.(a)	14,120	877,558

The accompanying notes are an integral part of these financial statements.

2

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Food Manufacturing — 1.2%
Archer-Daniels-Midland Co.(a)	53,056	$4,232,808
Darling Ingredients, Inc.(a)(b)	58,491	3,456,818
		7,689,626
Food Services and Drinking Places — 0.8%
Manhattan Associates, Inc.(a)(b)	32,338	4,852,317
Funds, Trusts, and Other Financial Vehicles — 0.2%
Garmin Ltd.(a)	5,200	1,216,384
General Merchandise Retailers — 1.9%
Dillard’s, Inc. - Class A(a)	4,044	2,386,809
Macy’s, Inc.(a)	157,711	3,431,792
Walmart, Inc.(a)	52,220	6,044,465
		11,863,066
Health and Personal Care Retailers — 0.6%
CVS Health Corp.(a)	42,877	3,900,949
Heavy and Civil Engineering Construction — 0.6%
MYR Group, Inc.(a)(b)	8,147	3,788,844
Insurance Carriers and Related Activities — 4.1%
Centene Corp.(a)(b)	66,434	3,959,466
Chubb Ltd.(a)	4,482	1,397,174
Cigna Group(a)	13,078	3,627,837
Frontdoor, Inc.(a)(b)	43,357	2,691,169
MetLife, Inc.(a)	33,004	2,729,101
Oscar Health, Inc. - Class A(a)(b)	132,558	2,946,764
Reinsurance Group of America, Inc.(a)	12,005	2,409,884
Travelers Cos., Inc.(a)	6,313	1,842,702
UnitedHealth Group, Inc.(a)	10,414	3,960,548
		25,564,645
Leather and Allied Product Manufacturing — 0.2%
Tapestry, Inc.(a)	7,870	1,144,770
Machinery Manufacturing — 0.7%
General Electric Co.	12,516	4,052,180
Management of Companies and Enterprises — 1.0%
Cathay General Bancorp(a)	63,691	3,672,423
Centuri Holdings, Inc.(a)(b)	75,232	2,312,632
		5,985,055
Merchant Wholesalers, Durable Goods — 0.4%
OPENLANE, Inc.(a)(b)	45,120	1,719,072
TD SYNNEX Corp.(a)	3,798	992,341
		2,711,413

The accompanying notes are an integral part of these financial statements.

3

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Merchant Wholesalers, Nondurable Goods — 1.7%
Amneal Pharmaceuticals, Inc.(a)(b)	310,812	$4,093,394
Cardinal Health, Inc.(a)	18,137	3,569,361
HF Sinclair Corp.(a)	22,474	1,570,708
McKesson Corp.(a)	1,345	998,582
		10,232,045
Mining (except Oil and Gas) — 1.0%
Freeport-McMoRan, Inc.(a)	22,772	1,496,348
Newmont Corp.(a)	20,111	2,208,389
Southern Copper Corp.(a)	12,086	2,312,071
		6,016,808
Miscellaneous Manufacturing — 0.9%
Globus Medical, Inc. - Class A(a)(b)	17,671	1,446,901
Johnson & Johnson(a)	17,935	4,041,294
		5,488,195
Motor Vehicle and Parts Dealers — 1.9%
Cargurus, Inc.(a)(b)	39,797	1,188,338
Murphy USA, Inc.(a)	11,952	6,048,071
Sensata Technologies Holding PLC(a)	94,225	4,653,773
		11,890,182
Oil and Gas Extraction — 1.4%
APA Corp.(a)	96,321	3,508,974
Exxon Mobil Corp.	15,282	2,219,863
Par Pacific Holdings, Inc.(a)(b)	53,617	3,011,131
		8,739,968
Performing Arts, Spectator Sports, and Related Industries — 1.1%
Madison Square Garden Entertainment Corp.(a)(b)	47,299	6,549,966
Petroleum and Coal Products Manufacturing — 1.6%
Marathon Petroleum Corp.(a)	10,495	2,610,841
Phillips 66(a)	20,521	3,609,234
Valero Energy Corp.(a)	14,443	3,535,935
		9,756,010
Primary Metal Manufacturing — 1.8%
Alcoa Corp.(a)	32,534	2,525,940
Constellium SE(a)(b)	85,550	2,930,943
Howmet Aerospace, Inc.(a)	14,256	3,681,612
Steel Dynamics, Inc.(a)	6,805	1,770,320
		10,908,815
Professional, Scientific, and Technical Services — 9.2%
Alphabet, Inc. - Class A(a)	41,022	15,602,308
Alphabet, Inc. - Class C(a)	41,442	15,600,012
AppLovin Corp. - Class A(a)(b)	14,259	8,742,050
Exelixis, Inc.(a)(b)	82,987	4,189,184

The accompanying notes are an integral part of these financial statements.

4

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Professional, Scientific, and Technical Services — (Continued)
VeriSign, Inc.(a)	25,129	$7,171,314
Virtu Financial, Inc. - Class A(a)	69,401	3,480,460
Zoom Communications, Inc. - Class A(a)(b)	20,217	2,053,845
		56,839,173
Publishing Industries — 3.6%
Dropbox, Inc. - Class A(a)(b)	166,625	4,478,880
Microsoft Corp.	16,938	7,626,165
SS&C Technologies Holdings, Inc.(a)	34,361	2,320,055
UiPath, Inc. - Class A(a)(b)	660,069	7,736,009
		22,161,109
Real Estate — 0.2%
Jones Lang LaSalle, Inc.(a)(b)	4,064	1,147,308
Rental and Leasing Services — 0.5%
AerCap Holdings NV(a)	23,264	3,242,769
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.9%
Cboe Global Markets, Inc.(a)	12,457	4,155,157
Evercore, Inc. - Class A(a)	14,437	4,920,996
Interactive Brokers Group, Inc. - Class A(a)	39,186	3,408,006
StoneX Group, Inc.(a)(b)	46,875	5,313,281
		17,797,440
Specialty Trade Contractors — 1.4%
Comfort Systems USA, Inc.(a)	2,071	3,786,223
EMCOR Group, Inc.(a)	4,002	3,308,934
IES Holdings, Inc.(a)(b)	2,549	1,729,114
		8,824,271
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 3.5%
Amazon.com, Inc.(a)(b)	62,547	16,927,720
eBay, Inc.(a)	40,949	4,474,497
		21,402,217
Support Activities for Mining — 0.6%
Halliburton Co.(a)	37,084	1,440,713
Patterson-UTI Energy, Inc.(a)	182,293	2,043,505
		3,484,218
Support Activities for Transportation — 0.4%
JB Hunt Transport Services, Inc.(a)	8,831	2,441,153
Telecommunications — 0.5%
AT&T, Inc.(a)	129,713	3,216,882

The accompanying notes are an integral part of these financial statements.

5

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Transportation Equipment Manufacturing — 3.6%
BorgWarner, Inc.(a)	57,328	$4,117,297
Ford Motor Co.(a)	172,865	3,014,765
Garrett Motion, Inc.(a)	16,155	529,238
General Motors Co.(a)	53,799	4,478,229
Lear Corp.(a)	24,610	3,522,183
RTX Corp.(a)	17,277	3,103,986
Textron, Inc.(a)	35,751	3,280,512
Woodward, Inc.(a)	110	38,503
		22,084,713
Utilities — 2.4%
Consolidated Edison, Inc.(a)	15,724	1,660,926
DTE Energy Co.(a)	16,149	2,307,208
Edison International(a)	48,646	3,402,301
Eversource Energy(a)	44,780	3,057,131
Exelon Corp.(a)	33,700	1,538,068
FirstEnergy Corp.(a)	64,744	3,003,474
		14,969,108
Warehousing and Storage — 0.5%
Landstar System, Inc.(a)	14,131	2,923,704
Web Search Portals, Libraries, Archives, and Other Information Services — 2.1%
Meta Platforms, Inc. - Class A(a)	20,574	13,013,261
TOTAL COMMON STOCKS (Cost $571,630,742)		700,073,083

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Real Estate — 2.4%
Digital Realty Trust, Inc.(a)	11,741	2,230,790
EastGroup Properties, Inc.(a)	10,407	2,101,277
EPR Properties(a)	37,960	2,165,618
First Industrial Realty Trust, Inc.(a)	37,543	2,322,786
Host Hotels & Resorts, Inc.(a)	111,176	2,554,825
LXP Industrial Trust(a)	41,706	2,153,698
Ventas, Inc.(a)	12,122	1,023,339
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,780,590)		14,552,333

The accompanying notes are an integral part of these financial statements.

6

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.0%(d)
First American Government Obligations Fund - Class X, 3.55%(e)	66,655	$66,655
TOTAL MONEY MARKET FUNDS (Cost $66,655)		66,655
TOTAL INVESTMENTS — 116.0% (Cost $585,477,987)		714,692,071
Liabilities in Excess of Other Assets — (16.0)%		(98,664,962)
TOTAL NET ASSETS — 100.0%		$616,027,109

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of May 31, 2026 was $685,474,615.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

7

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — (45.8)%
Administrative and Support Services — (3.0)%
Carlyle Group, Inc.	(45,072)	$(2,047,621)
Circle Internet Group, Inc.	(24,369)	(2,753,697)
Equifax, Inc.	(3,869)	(641,442)
GPGI, Inc.	(174,721)	(2,124,607)
Live Nation Entertainment, Inc.	(24,087)	(4,056,492)
PACS Group, Inc.	(25,205)	(923,763)
ROBLOX Corp. - Class A	(81,582)	(3,846,591)
SentinelOne, Inc. - Class A	(143,405)	(2,373,353)
		(18,767,566)
Air Transportation — (0.3)%
Alaska Air Group, Inc.	(16,489)	(758,824)
Southwest Airlines Co.	(24,859)	(1,067,694)
		(1,826,518)
Ambulatory Health Care Services — (0.7)%
Natera, Inc.	(14,877)	(3,323,075)
RadNet, Inc.	(18,756)	(1,041,521)
		(4,364,596)
Amusement, Gambling, and Recreation Industries — (0.6)%
Walt Disney Co.	(37,459)	(3,814,450)
Beverage and Tobacco Product Manufacturing — (0.7)%
Brown-Forman Corp. - Class B	(56,676)	(1,457,707)
Celsius Holdings, Inc.	(52,529)	(1,747,640)
Constellation Brands, Inc. - Class A	(7,831)	(1,087,099)
		(4,292,446)
Broadcasting and Content Providers — (1.4)%
Liberty Media Corp.-Liberty Formula One - Class C	(41,684)	(3,784,490)
Spotify Technology SA	(9,959)	(4,956,395)
		(8,740,885)
Chemical Manufacturing — (2.5)%
Abbott Laboratories	(19,021)	(1,628,198)
Air Products and Chemicals, Inc.	(2,551)	(710,760)
Alkermes PLC	(20,140)	(849,707)
Alnylam Pharmaceuticals, Inc.	(13,763)	(4,156,151)
elf Beauty, Inc.	(46,009)	(2,576,504)
Repligen Corp.	(8,531)	(1,057,417)
Rhythm Pharmaceuticals, Inc.	(8,281)	(731,378)
Sherwin-Williams Co.	(2,987)	(907,570)
TG Therapeutics, Inc.	(18,984)	(720,253)
Vertex Pharmaceuticals, Inc.	(3,114)	(1,393,639)
Zoetis, Inc.	(8,902)	(691,596)
		(15,423,173)

The accompanying notes are an integral part of these financial statements.

8

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Computer and Electronic Product Manufacturing — (7.4)%(a)
Applied Optoelectronics, Inc.	(22,313)	$(3,534,602)
Avantor, Inc.	(45,559)	(415,498)
Badger Meter, Inc.	(22,647)	(2,805,963)
GE HealthCare Technologies, Inc.	(8,844)	(551,335)
GLOBALFOUNDRIES, Inc.	(41,758)	(3,339,387)
Mirion Technologies, Inc.	(206,450)	(3,773,906)
Monolithic Power Systems, Inc.	(2,807)	(4,396,352)
Motorola Solutions, Inc.	(7,880)	(3,177,847)
OSI Systems, Inc.	(12,801)	(2,774,617)
Otis Worldwide Corp.	(13,192)	(934,521)
Roper Technologies, Inc.	(5,817)	(1,893,608)
Teledyne Technologies, Inc.	(6,533)	(4,049,349)
Universal Display Corp.	(54,116)	(4,985,166)
Viavi Solutions, Inc.	(34,577)	(1,679,059)
Waters Corp.	(10,218)	(3,919,319)
Zebra Technologies Corp. - Class A	(13,835)	(3,370,621)
		(45,601,150)
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — (0.2)%
Tempus AI, Inc. - Class A	(21,643)	(1,092,322)
Credit Intermediation and Related Activities — (2.4)%
Coinbase Global, Inc. - Class A	(12,135)	(2,293,879)
First Financial Bankshares, Inc.	(27,515)	(899,190)
Flagstar Bank NA	(100,545)	(1,413,663)
JPMorgan Chase & Co.	(2,338)	(699,787)
Old National Bancorp	(43,269)	(1,038,888)
Pinnacle Financial Partners, Inc.	(10,843)	(1,059,795)
Renasant Corp.	(29,854)	(1,215,655)
Rocket Cos., Inc. - Class A	(139,337)	(2,021,780)
SOUTHSTATE BANK CORP	(10,709)	(1,014,678)
Wells Fargo & Co.	(27,269)	(2,114,438)
Western Alliance Bancorp	(16,251)	(1,294,392)
		(15,066,145)
Electrical Equipment, Appliance, and Component Manufacturing — (0.5)%
Novanta, Inc.	(20,676)	(3,294,307)
Fabricated Metal Product Manufacturing — (0.2)%
Axon Enterprise, Inc.	(3,237)	(1,452,507)
Food and Beverage Retailers — (0.4)%
Casey’s General Stores, Inc.	(1,952)	(1,497,457)
Dutch Bros, Inc. - Class A	(11,027)	(639,566)
		(2,137,023)

The accompanying notes are an integral part of these financial statements.

9

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Food Manufacturing — (0.3)%
McCormick & Co., Inc.	(22,910)	$(1,085,246)
Post Holdings, Inc.	(9,339)	(857,694)
		(1,942,940)
Food Services and Drinking Places — (0.6)%
Cava Group, Inc.	(11,913)	(925,164)
Starbucks Corp.	(17,325)	(1,717,947)
Wingstop, Inc.	(4,798)	(753,094)
		(3,396,205)
Furniture and Related Product Manufacturing — (0.1)%
Somnigroup International, Inc.	(8,501)	(601,956)
Furniture, Home Furnishings, Electronics, and Appliance Retailers — (0.8)%
Floor & Decor Holdings, Inc. - Class A	(64,228)	(3,301,319)
GameStop Corp. - Class A	(66,300)	(1,404,234)
		(4,705,553)
General Merchandise Retailers — (1.2)%
BJ’s Wholesale Club Holdings, Inc.	(26,977)	(2,300,599)
Burlington Stores, Inc.	(3,586)	(1,161,254)
Costco Wholesale Corp.	(2,716)	(2,597,365)
Ollie’s Bargain Outlet Holdings, Inc.	(16,263)	(1,327,549)
		(7,386,767)
Heavy and Civil Engineering Construction — (0.1)%
Fluor Corp.	(9,637)	(440,989)
Howard Hughes Holdings, Inc.	(3,073)	(194,675)
		(635,664)
Hospitals — (0.4)%
Encompass Health Corp.	(15,292)	(1,618,658)
Nuvalent, Inc. - Class A	(8,677)	(957,854)
		(2,576,512)
Insurance Carriers and Related Activities — (0.8)%
Arthur J Gallagher & Co.	(5,667)	(1,139,691)
Brown & Brown, Inc.	(18,833)	(1,059,356)
Kinsale Capital Group, Inc.	(3,522)	(1,073,400)
Markel Group, Inc.	(622)	(1,129,297)
Ryan Specialty Holdings, Inc.	(17,719)	(564,350)
		(4,966,094)
Machinery Manufacturing — (1.0)%
CSW Industrials, Inc.	(4,821)	(1,335,272)
Deere & Co.	(4,000)	(2,168,720)
Esab Corp.	(14,747)	(1,363,065)
Ingersoll Rand, Inc.	(19,498)	(1,396,837)
		(6,263,894)

The accompanying notes are an integral part of these financial statements.

10

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Management of Companies and Enterprises — (0.9)%
Aon PLC - Class A	(2,136)	$(675,104)
Glacier Bancorp, Inc.	(25,428)	(1,209,101)
On Holding AG - Class A	(15,917)	(649,732)
Rivian Automotive, Inc. - Class A	(119,835)	(1,953,311)
U-Haul Holding Co.	(22,132)	(1,151,307)
		(5,638,555)
Merchant Wholesalers, Durable Goods — (0.9)%
Copart, Inc.	(23,697)	(776,551)
Genuine Parts Co.	(9,708)	(958,180)
Pool Corp.	(5,700)	(1,033,980)
Resideo Technologies, Inc.	(45,201)	(1,413,435)
Samsara, Inc. - Class A	(25,971)	(908,725)
Watsco, Inc.	(1,942)	(712,908)
		(5,803,779)
Mining (except Oil and Gas) — (0.7)%
Coeur Mining, Inc.	(42,052)	(812,445)
Core Natural Resources, Inc.	(17,549)	(1,552,033)
Martin Marietta Materials, Inc.	(1,376)	(800,337)
Uranium Energy Corp.	(101,813)	(1,401,965)
		(4,566,780)
Miscellaneous Manufacturing — (0.8)%
3M Co.	(13,193)	(2,020,244)
Insulet Corp.	(9,936)	(1,440,124)
Stryker Corp.	(3,944)	(1,203,275)
		(4,663,643)
Motor Vehicle and Parts Dealers — (1.1)%
AutoZone, Inc.	(1,203)	(3,531,034)
Carvana Co.	(16,789)	(1,225,597)
O’Reilly Automotive, Inc.	(21,513)	(1,869,049)
		(6,625,680)
Nonmetallic Mineral Product Manufacturing — (0.3)%
Eagle Materials, Inc.	(2,684)	(593,647)
James Hardie Industries PLC	(41,764)	(972,266)
		(1,565,913)
Nursing and Residential Care Facilities — (0.3)%
Ensign Group, Inc.	(9,850)	(1,651,353)
Oil and Gas Extraction — (0.8)%
Comstock Resources, Inc.	(93,364)	(1,244,542)
Diamondback Energy, Inc.	(6,119)	(1,171,666)
Expand Energy Corp.	(15,619)	(1,452,255)
Golar LNG Ltd.	(26,737)	(1,330,166)
		(5,198,629)

The accompanying notes are an integral part of these financial statements.

11

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Paper Manufacturing — (0.2)%
Packaging Corp. of America	(4,322)	$(946,129)
Professional, Scientific, and Technical Services — (3.2)%
Atlassian Corp. - Class A	(19,673)	(2,117,012)
Booz Allen Hamilton Holding Corp.	(5,602)	(443,566)
Figma, Inc. - Class A	(109,942)	(2,803,521)
Gartner, Inc.	(13,693)	(2,221,005)
Kymera Therapeutics, Inc.	(11,041)	(898,958)
Parsons Corp.	(9,200)	(543,720)
QXO, Inc.	(76,134)	(1,313,311)
Take-Two Interactive Software, Inc.	(15,957)	(3,576,921)
Trade Desk, Inc. - Class A	(148,864)	(3,209,508)
Zscaler, Inc.	(16,466)	(2,300,794)
		(19,428,316)
Publishing Industries — (1.4)%
Gitlab, Inc. - Class A	(50,432)	(1,565,914)
HubSpot, Inc.	(13,790)	(3,042,488)
Strategy, Inc. - Class A	(17,951)	(2,855,824)
Synopsys, Inc.	(2,157)	(1,025,912)
		(8,490,138)
Rental and Leasing Services — (0.2)%
Herc Holdings, Inc.	(8,928)	(1,187,424)
Repair and Maintenance — (0.2)%
BitMine Immersion Technologies, Inc.	(73,969)	(1,425,383)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (2.9)%
Apollo Global Management, Inc.	(5,558)	(715,370)
Ares Management Corp. - Class A	(13,307)	(1,709,949)
Aurora Innovation, Inc.	(182,461)	(1,339,264)
Blackrock, Inc.	(556)	(582,065)
DraftKings, Inc. - Class A	(25,848)	(633,018)
Grab Holdings Ltd. - Class A	(58,691)	(207,766)
Jefferies Financial Group, Inc.	(38,127)	(2,010,055)
KKR & Co., Inc.	(21,989)	(2,109,625)
LPL Financial Holdings, Inc.	(5,812)	(1,591,151)
Robinhood Markets, Inc. - Class A	(31,559)	(2,976,014)
SoFi Technologies, Inc.	(128,956)	(2,349,578)
StepStone Group, Inc. - Class A	(38,018)	(1,874,668)
		(18,098,523)

The accompanying notes are an integral part of these financial statements.

12

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — (0.6)%
Dick’s Sporting Goods, Inc.	(7,007)	$(1,594,583)
DoorDash, Inc. - Class A	(7,286)	(1,160,587)
Tractor Supply Co.	(32,319)	(1,019,018)
		(3,774,188)
Support Activities for Mining — (0.4)%
MP Materials Corp.	(9,788)	(633,284)
Royal Gold, Inc.	(4,315)	(968,631)
Southwest Gas Holdings, Inc.	(6,789)	(585,280)
		(2,187,195)
Telecommunications — (0.4)%
Telephone and Data Systems, Inc.	(69,538)	(2,719,631)
Transportation Equipment Manufacturing — (2.0)%
AeroVironment, Inc.	(7,152)	(1,482,181)
Firefly Aerospace, Inc.	(24,155)	(1,122,966)
Honeywell International, Inc.	(7,342)	(1,746,368)
PACCAR, Inc.	(8,787)	(969,821)
Tesla, Inc.	(9,665)	(4,211,910)
Thor Industries, Inc.	(16,603)	(1,312,965)
TransDigm Group, Inc.	(1,074)	(1,351,436)
		(12,197,647)
Truck Transportation — (0.2)%
Saia, Inc.	(2,309)	(1,090,702)
Utilities — (1.6)%
American Water Works Co., Inc.	(5,692)	(701,653)
CenterPoint Energy, Inc.	(17,511)	(740,015)
ONEOK, Inc.	(10,769)	(903,950)
Ormat Technologies, Inc.	(9,000)	(1,235,070)
Sempra	(21,129)	(1,883,227)
Texas Pacific Land Corp.	(3,858)	(1,516,194)
Venture Global, Inc. - Class A	(76,151)	(916,858)
Xcel Energy, Inc.	(23,910)	(1,900,845)
		(9,797,812)
Waste Management and Remediation Services — (0.2)%
Casella Waste Systems, Inc. - Class A	(6,093)	(500,662)
Republic Services, Inc.	(2,506)	(502,302)
		(1,002,964)
Web Search Portals, Libraries, Archives, and Other Information Services — (0.5)%
CoStar Group, Inc.	(7,876)	(253,607)
Pinterest, Inc. - Class A	(149,855)	(3,004,593)
		(3,258,200)

The accompanying notes are an integral part of these financial statements.

13

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Wood Product Manufacturing — (0.4)%
Builders FirstSource, Inc.	(17,860)	$(1,362,004)
UFP Industries, Inc.	(15,343)	(1,242,783)
		(2,604,787)
TOTAL COMMON STOCKS (Proceeds $295,513,280)		(282,272,044)
EXCHANGE TRADED FUNDS — (8.5)%
Funds, Trusts, and Other Financial Vehicles — (8.5)%
Invesco QQQ Trust Series 1	(5,125)	(3,783,839)
iShares Core S&P 500 ETF	(4,657)	(3,539,553)
iShares Semiconductor ETF	(78,932)	(44,918,622)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $49,034,882)		(52,242,014)
REAL ESTATE INVESTMENT TRUSTS — (1.1)%
Real Estate — (0.8)%
BXP, Inc.	(13,217)	(793,152)
Crown Castle, Inc.	(7,692)	(703,818)
Equinix, Inc.	(1,093)	(1,167,368)
Macerich Co.	(38,091)	(857,809)
Public Storage	(2,083)	(632,586)
Vornado Realty Trust	(25,734)	(868,523)
		(5,023,256)
Warehousing and Storage — (0.1)%
Extra Space Storage, Inc.	(5,014)	(723,570)
Wood Product Manufacturing — (0.2)%
Weyerhaeuser Co.	(47,182)	(1,156,431)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $6,354,038)		(6,903,257)
TOTAL SECURITIES SOLD SHORT — (55.4)% (Proceeds $350,902,200)		$(341,417,315)

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

The accompanying notes are an integral part of these financial statements.

14

CONVERGENCE LONG/SHORT EQUITY ETF
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$ 714,692,071
Deposits at brokers for securities sold short	244,035,567
Receivable for investments sold	18,451,769
Receivable for fund shares sold	2,023,399
Dividends and interest receivable	653,379
Receivable for transaction fee	190
Total assets	979,856,375
LIABILITIES:
Securities sold short, at value	341,417,315
Payable for investments purchased	21,951,965
Payable to Adviser	443,385
Dividends payable	16,601
Total liabilities	363,829,266
NET ASSETS	$ 616,027,109
Net Assets Consist of:
Paid-in capital	$500,611,449
Total distributable earnings	115,415,660
Total net assets	$ 616,027,109
Net assets	$ 616,027,109
Shares issued and outstanding (unlimited shares authorized with par value of $0.001)	18,267,329
Net asset value per share	$33.72
Cost:
Investments, at cost	$ 585,477,987
Proceeds:
Securities sold short proceeds	$ 350,902,200

The accompanying notes are an integral part of these financial statements.

15

Convergence Long/Short Equity ETF
STATEMENT OF OPERATIONS
For the Period Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,434,544
Less: issuance fees	(28)
Less: dividend withholding taxes	(7,904)
Prime broker interest income, net	1,889,817
Total investment income	4,316,429
EXPENSES:
Investment advisory fee	1,727,474
Dividends expenses	754,985
Broker expenses and interest	820
Total expenses	2,483,279
NET INVESTMENT INCOME	1,833,150
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	11,615,706
In-kind redemptions	27,288,397
Securities sold short	(35,373,449)
Net realized gain (loss)	3,530,654
Net change in unrealized appreciation (depreciation) on:
Investments	86,309,563
Securities sold short	3,557,904
Net change in unrealized appreciation (depreciation)	89,867,467
Net realized and unrealized gain (loss)	93,398,121
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$95,231,271

The accompanying notes are an integral part of these financial statements.

16

Convergence Long/Short Equity ETF
Statements of Changes in Net Assets

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$1,833,150	$2,453,956
Net realized gain (loss)	3,530,654	12,539,388
Net change in unrealized appreciation (depreciation)	89,867,467	11,970,757
Net increase (decrease) in net assets from operations	95,231,271	26,964,101
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,499,375)	(1,971,425)
Total distributions to shareholders	(2,499,375)	(1,971,425)
CAPITAL TRANSACTIONS:
Shares sold	318,927,231	162,431,075
Shares redeemed	(52,411,751)	(137,486,884)
ETF transaction fees (Note 6)	222	574
Net increase (decrease) in net assets from capital transactions	266,515,702	24,944,765
NET INCREASE (DECREASE) IN NET ASSETS	359,247,598	49,937,441
NET ASSETS:
Beginning of the period	256,779,511	206,842,070
End of the period	$ 616,027,109	$256,779,511
SHARES TRANSACTIONS
Shares sold	20,157,329	6,770,000
Shares redeemed	(11,297,329)	(6,160,000)
Total increase (decrease) in shares outstanding	8,860,000	610,000

The accompanying notes are an integral part of these financial statements.

17

Convergence Long/Short Equity ETF
STATEMENT OF CASH FLOWS
May 31, 2026 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$95,231,271
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash from operating activities:
Purchases of investments	(916,916,011)
Sale of short-term investments, net	475,262
Proceeds from sales of long-term investments	626,837,439
Return of capital distributions received from underlying investments	(217,449)
Proceeds from securities sold short	555,190,975
Purchases to cover securities sold short	(380,977,101)
Net realized (gain) loss on securities sold short	35,373,449
Net realized (gain) loss on investments	(11,615,706)
Net realized (gain) loss on in-kind redemptions	(27,288,397)
Change in unrealized (appreciation) depreciation on securities sold short	(3,557,904)
Change in unrealized (appreciation) depreciation on investments	(86,309,563)
Increase in payable for investments purchased	15,612,065
Increase in payable to adviser	257,255
Decrease in dividends payable	(18,007)
Increase in dividend receivable	(354,336)
Increase in receivable for investment securities sold	(16,169,858)
Net cash used in operating activities	(114,446,616)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash proceeds from shares sold	322,362,972
Cash payment for shares redeemed	(52,411,751)
Cash distributions paid to shareholders	(2,499,375)
Cash proceeds from transaction fees	32
Net cash provided by financing activities	267,451,878
Net change in cash	153,005,262
CASH AND RESTRICTED CASH:
Beginning balance	91,030,305
Ending balance	$244,035,567
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	18
Deposits at brokers for securities sold short	91,030,287
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	0
Deposits at brokers for securities sold short	244,035,567

The accompanying notes are an integral part of these financial statements.

18

Convergence Long/Short Equity ETF
Financial Highlights

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022(f)	2021
PER SHARE DATA:
Net asset value, beginning of period	$27.30	$23.51	$17.05	$15.45	$17.94	$14.03
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.15	0.29	0.32	0.23	0.07	(0.03)
Net realized and unrealized gain (loss) on investments(b)	6.53	3.71	6.34	1.49	0.31	3.98
Total from investment operations	6.68	4.00	6.66	1.72	0.38	3.95
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.21)	(0.20)	(0.12)	—	(0.04)
Net realized gains	—	—	—	—	(2.87)	—
Total distributions	(0.26)	(0.21)	(0.20)	(0.12)	(2.87)	(0.04)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—	—
Net asset value, end of period	$33.72	$27.30	$23.51	$17.05	$15.45	$17.94
Total return(d)	24.74%	17.13%	39.57%	11.28%	2.39%	28.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$616,027	$256,780	$206,842	$31,841	$24,375	$29,313
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	1.37%	1.52%	1.44%	1.55%	1.58%	2.56%
After expense waiver/recoupment(e)	1.37%	1.52%	1.44%	1.55%	1.38%	2.11%
Ratio of dividends, interest and borrowing expense to average net assets(e)	0.42%	0.57%	0.49%	0.60%	0.30%	0.61%
Ratio of expenses to average net assets excluding dividends, interest, and borrowing expense:
Before expense waiver/recoupment(e)	0.95%	0.95%	0.95%	0.95%	1.28%	1.95%
After expense waiver/recoupment(e)	0.95%	0.95%	0.95%	0.95%	1.08%	1.50%
Ratio of net investment income (loss) to average net assets(e)	1.01%	1.21%	1.51%	1.50%	0.46%	(0.18)%
Portfolio turnover rate(d)	127%	262%	225%	284%	244%	304%(g)

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on February 18, 2022. See Note 1 in the Notes to Financial Statements for additional information about the reorganization.

(g)	Portfolio turnover rate includes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)
(1) ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Convergence Long/Short Equity ETF (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is to seek long-term capital growth. The Fund is an actively managed exchange-traded fund (“ETF”). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
Effective February 18, 2022, the Fund converted from a mutual fund to an ETF, pursuant to an Agreement and Plan of Reorganization. The reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares). The costs of the reorganization were borne by the Fund’s investment adviser, Convergence Investment Partners, LLC (the “Adviser”). The reorganization did not result in a material change to the investment portfolio. The mutual fund offered Institutional Class shares and commenced operations on December 29, 2009. The following table illustrates the specifics of the reorganization of the mutual fund into the ETF:

Convergence Long/Short Equity Fund Net Assets*	Shares Issued to Shareholders of Convergence Long/Short Equity Fund	Convergence Long/Short Equity ETF Net Assets	Combined Net Assets	Tax Status of Transfer
$26,419,556	1,707,329	$ —	$26,419,556	Non-Taxable

*	Includes accumulated net investment losses, accumulated realized gains and unrealized appreciation in the amounts of $(86,871), $2,453,571, and $8,049,316, respectively.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a)
Investment Valuation. Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the last sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by an approved independent pricing service (“Pricing Service”).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and

20

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined as described below.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.
FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –
Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$ 700,073,083	$ —	$ —	$ 700,073,083
Real Estate Investment Trusts	14,552,333	—	—	14,552,333
Short-Term Investments	66,655	—	—	66,655
Total Assets	$714,692,071	$—	$—	$ 714,692,071

21

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities: Securities Sold Short
Common Stocks	$(282,272,044)	$ —	$ —	$(282,272,044)
Exchange Traded Funds	(52,242,014)	—	—	(52,242,014)
Real Estate Investment Trusts	(6,903,257)	—	—	(6,903,257)
Total Securities Sold Short	(341,417,315)	—	—	(341,417,315)
Total Liabilities	$(341,417,315)	$—	$—	$(341,417,315)

(1)	See the Schedule of Investments for industry classifications.
The Fund did not hold any Level 3 securities during the period ended May 31, 2026.
Except for securities sold short, the Fund did not invest in any derivative securities or engage in hedging activities during the period ended May 31, 2026.
(b)
Short Positions. The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Fund is required to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets is required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Fund’s securities sold short and deposits for short sales are held with one major securities broker-dealer. The Fund does not require this broker-dealer to maintain collateral in support of the receivable for proceeds on securities sold short.

In accordance with the terms of its prime brokerage agreements with broker-dealers, the Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. During the period ended May 31, 2026, the Fund has incurred $2,042,434 of interest income and $152,617 of interest expense, for a total net income of $1,889,817 on borrowed securities which is reflected in prime broker interest income on the Statement of Operations.
Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Effective August 19, 2022, the Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivatives Risk Manager.

22

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
(c)
Federal Income Taxes. The Fund complies with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended May 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended May 31, 2026, the Fund did not incur any interest or penalties. The Fund’s tax returns for the prior three tax years remain subject to examinations by the Fund’s major tax jurisdictions, which include the United States of America and the state of Delaware.
(d)
Distributions to Shareholders. The Fund will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(e)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Fund does not charge a redemption fee, and therefore the offering and redemption price per share are equal to the Fund’s NAV per share.

(g)
Allocation of Income, Expenses and Gains/Losses. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h)
Other. Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from real estate investment trusts (“REITs”) is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available and adjusts for actual classifications in the calendar year the information is reported.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
(i)
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Investment Officer of the Adviser, using the information presented in the financial statements and financial highlights.

23

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
(3) FEDERAL TAX MATTERS
The tax character of distributions paid by the Fund during the fiscal years ended November 30, 2025 and November 30, 2024 was as follows:

	November 30,
	2025	2024
Ordinary Income	$1,971,425	$389,482
Long-Term Capital Gain	$—	$—

As of November 30, 2025, the components of distributable earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes(1)	$120,016,266
Gross tax unrealized appreciation	$59,322,428
Gross tax unrealized depreciation	(15,068,944)
Net tax unrealized appreciation	44,253,484
Undistributed ordinary income	2,234,363
Undistributed long-term capital gain	—
Other accumulated losses	(23,804,083)
Total distributable earnings	$22,683,764

(1)	Includes securities sold short.
The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.
At November 30, 2025, the Fund had short-term capital loss carryovers of $23,614,937.
Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses, and tax equalization by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are due to redemptions in-kind and excise tax expense and have no effect on net assets or NAV per share. For the year ended November 30, 2025, the following table shows the reclassifications made:

Paid-in capital	$22,254,403
Total distributable earnings	$(22,254,403)

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Fund and the Adviser, the Adviser is responsible for managing the Fund in accordance with its investment objectives. For the services it provides the Fund, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. Under this agreement, the Adviser has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser.

24

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Fund’s administrator under a Fund Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank National Association (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Fees incurred for these services are paid by the Adviser.
Certain officers of the Trust are also employees of Fund Services.
(5) INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities (excluding short-term investments and securities sold short), creations in-kind and redemptions in-kind for the Fund for the period ended May 31, 2026 is summarized below. There were no purchases or sales of U.S. government securities for the Fund.

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$560,450,883	$574,909,731	$356,465,128	$51,927,709

(6) CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 10,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Fund is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved

25

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
(7) RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Fund.
(8) NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Fund has adopted ASU 2023-09, with no material impact on the Fund’s financial statements.
(9) SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to May 31, 2026, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

26

CONVERGENCE LONG/SHORT EQUITY ETF
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

27

CONVERGENCE LONG/SHORT EQUITY ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
Tax Information
For the year ended November 30, 2025, the Fund designated 80.65% of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended November 30, 2025, 81.93% of dividends paid from net ordinary income for the Fund qualified for the dividends received deduction available to corporate shareholders.
For the fiscal year ended November 30, 2025, the Fund designated 0% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

28

CONVERGENCE LONG/SHORT EQUITY ETF

Investment Adviser	Convergence Investment Partners, LLC 3801 PGA Boulevard Suite 1001 Palm Beach Gardens, Florida 33410
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 875 East Wisconsin Avenue Suite 210 Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive Suite 302 Milwaukee, Wisconsin 53212
Distributor	Foreside Fund Services, LLC 190 Middle Street Suite 301 Portland, Maine 04101

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	8/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	8/3/2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	8/3/2026

* Print the name and title of each signing officer under his or her signature.